SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Jun. 30, 2012	Sep. 30, 2011	Jun. 30, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Revenue Recognition
Delinquency period of accounts considered for recognition of income	120 days	120 days
Minimum account delinquency period for an account to be classified as past due	30 days	30 days
Goodwill and Intangible Assets
Amortization period of other intangible assets consisting of software		5 years
New Accounting Pronouncements Adopted
Restricted cash	$ 675,138	$ 767,359				$ 773,254
Receivables less allowance for credit losses of $59,090	11,086,786	9,386,549				8,627,213
Retained Interests	8,373	17,289				37,914
Equipment held for sale	20,184	32,131				46,396
Other assets	67,090	142,107				109,584
TOTAL	13,025,824	11,901,151				10,883,489	4,814,279
Accounts payable and other accrued liabilities	421,436	450,828				248,916
Short-term debt	4,794,087	4,796,035				3,875,932
Long-term debt	5,215,730	4,587,773				4,043,897
Total liabilities	11,579,117	10,653,906				9,735,852
Total equity	1,446,707	1,247,245		1,277,093		1,147,637	1,294,588	1,251,912
TOTAL	13,025,824	11,901,151				10,883,489
Allowance for credit losses	98,351	106,673	89,086	95,835	96,129	118,730	132,271
Adjustment for New Guidance
New Accounting Pronouncements Adopted
Restricted cash							548,400
Receivables less allowance for credit losses of $59,090							5,558,535
Retained Interests							(475,302)
Equipment held for sale							17,304
Other assets							59,146
TOTAL							5,708,083
Accounts payable and other accrued liabilities							2,725
Short-term debt							3,387,715
Long-term debt							2,361,090
Total liabilities							5,751,530
Total equity							(43,447)
TOTAL							5,708,083
Allowance for credit losses							$ 59,090